FAIR VALUE MEASUREMENTS, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (FY) (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		$ 28,202	$ 30,486
Equity securities		713	0	[1]
Level 1 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		0	626
Equity securities		713
Level 2 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		28,202	30,486
Equity securities		0
Level 3 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		0	0
Equity securities		0
U.S. Government and Federal Agency [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		10,827	11,276		$ 6,543
Mortgage-backed Securities [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale	[2]	17,089	18,915		18,658
Municipal Securities [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		286	295
Corporate Debt Securities [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale					750
Recurring [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Total		28,915	31,112		27,063
Recurring [Member] | Level 1 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Total		713	626		1,112
Recurring [Member] | Level 2 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Total		28,202	30,486		25,201
Recurring [Member] | Level 3 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Total		0	0		750
Recurring [Member] | U.S. Government and Federal Agency [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		10,827	11,276		6,543
Recurring [Member] | U.S. Government and Federal Agency [Member] | Level 1 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		0	0		0
Recurring [Member] | U.S. Government and Federal Agency [Member] | Level 2 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		10,827	11,276		6,543
Recurring [Member] | U.S. Government and Federal Agency [Member] | Level 3 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		0	0		0
Recurring [Member] | Mortgage-backed Securities [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale	[3]	17,089	18,915		18,658
Recurring [Member] | Mortgage-backed Securities [Member] | Level 1 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale	[3]	0	0		0
Recurring [Member] | Mortgage-backed Securities [Member] | Level 2 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale	[3]	17,089	18,915		18,658
Recurring [Member] | Mortgage-backed Securities [Member] | Level 3 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale	[3]	0	0		0
Recurring [Member] | Municipal Securities [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		286	295
Recurring [Member] | Municipal Securities [Member] | Level 1 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		0	0
Recurring [Member] | Municipal Securities [Member] | Level 2 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		286	295
Recurring [Member] | Municipal Securities [Member] | Level 3 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale		0	0
Recurring [Member] | Corporate Debt Securities [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale					750
Recurring [Member] | Corporate Debt Securities [Member] | Level 1 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale					0
Recurring [Member] | Corporate Debt Securities [Member] | Level 2 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale					0
Recurring [Member] | Corporate Debt Securities [Member] | Level 3 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Investment securities available for sale					750
Recurring [Member] | Equity Securities [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Equity securities		713	626		1,112
Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Equity securities		713	626		1,112
Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Equity securities		0	0		0
Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Equity securities		$ 0	$ 0		$ 0

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.
[2]	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.
[3]	All of the Company's mortgage-backed securities are issued either by the U.S. Government, which includes GNMA pools, or by government-sponsored agencies such as FNMA and FHLMC.